Schedule H, Line 4i (Tables)	12 Months Ended
Dec. 31, 2025
EBP 34-0214400 002 [Member]
Notes Tables
EBP, Schedule of Asset Held for Investment [Text Block]
(a)	(b)	(c)	(d)	(e)
		Description of investment,
		including maturity date,
	Identity of issue, borrower,	rate of interest, collateral,		Current
	lessor or similar party	par, or maturity value	Cost	value
	Registered investment companies
	PIMCO	PIMCO REALPATH BLEND 2065 INST	a	$75,939
	PIMCO	PIMCO REALPATH BLEND 2030 INST	a	4,256,378
	PIMCO	PIMCO REALPATH BLEND 2035 INST	a	2,395,918
	PIMCO	PIMCO REALPATH BLEND 2040 INST	a	1,284,117
	PIMCO	PIMCO REALPATH BLEND 2045 INST	a	1,706,225
	PIMCO	PIMCO REALPATH BLEND 2050 INST	a	886,283
	PIMCO	PIMCO REALPATH BLEND 2055 INST	a	1,511,310
	PIMCO	PIMCO REALPATH BLEND INCOME INSTL	a	2,812,919
	FIDELITY INVESTMENTS	FIDELITY INTERNATIONAL INDEX	a	953,861
	INVESCO	INVESCO OPPENHEIMER DEV MRKTS R6	a	1,250,186
	PIMCO	PIMCO COMMODITY REAL RET STRAT INSTL	a	463,132
	VANGUARD	VANGUARD REAL ESTATE INDEX ADMIRAL	a	445,484
	FIDELITY INVESTMENTS	FIDELITY SMALL CAP INDEX	a	3,755,799
	JP MORGAN	UNDISCOVERED MGRS BEH VALUE R6	a	593,281
	FIDELITY INVESTMENTS	FIDELITY MID CAP INDEX	a	3,357,179
	MFS	MFS MID CAP GROWTH R6	a	2,425,946
*	EMPOWER FUNDS	EMPOWER CORE BOND FUND INST	a	3,300,553
	JP MORGAN	JP MORGAN INCOME R6	a	1,197,562
	PIMCO	PIMCO INT BOND (USD-HEDGED ) INST	a	246,040
	PIMCO	PIMCO REALPATH BLEND 2060 INSTL	a	195,420

				33,113,532

	Pooled separate accounts
*	Empower Annuity Insurance Company	MFS INTNL GROWTH EQUITY	a	3,017,978
*	Empower Annuity Insurance Company	LG CAP GRW II	a	8,098,363
*	Empower Annuity Insurance Company	EMPOWER S&P 500 INDEX SEPARATE ACCT	a	14,139,156
*	Empower Annuity Insurance Company	LARGE CAP VALUE 1	a	2,257,857
				27,513,354

*	Farmers National Banc Corp.	Farmers National Banc Corp. Common Stock	a	2,138,658

	Fully benefit-responsive investment contract
*	Empower Annuity Insurance Company	EI Fixed Account-Series Class V	a	4,412,321

*	Notes receivable from participants	Interest rates of 4.25% - 9.50% with various maturities through 2038

			-0-	466,073

				$67,643,938